Group Statement of Changes in Equity - GBP (£) £ in Millions	Total	Held in Employee Share Ownership Trusts	Presented In C I E	Share Capital	Share Premium, Capital Redemption and Merger Reserves	Other Reserves	Other Reserves Presented In C I E	Retained Earnings	Retained Earnings Held in Employee Share Ownership Trusts	Total Attributable to Owners of Parent	Total Attributable to Owners of Parent Held in Employee Share Ownership Trusts	Total Attributable to Owners of Parent Presented In C I E	Non- Controlling Interests
Balance (Accounting policy change (IFRS 9)) at Dec. 31, 2017						£ (9)
Balance (Revised for IFRS 9) at Dec. 31, 2017	£ 60,943			£ 614	£ 26,602	(3,401)		£ 36,906		£ 60,721			£ 222
Balance at Dec. 31, 2017	60,981			614	26,602	(3,392)		36,935		60,759			222
Accounting policy change (IFRS 9) (note 30) | Accounting policy change (IFRS 9)	(38)					(9)		(29)		(38)
Total comprehensive income for the year, net of tax	9,424					3,090		6,149		9,239			185
Profit for the year	6,210							6,032		6,032			178
Other comprehensive (expense)/income for the year	3,214					3,090		117		3,207			7
Other changes in equity
Cash flow hedges reclassified and reported in total assets			£ (22)			(22)	£ (22)					£ (22)
Employee share options
– value of employee services	121							121		121
– proceeds from new shares issued	4				4					4
Dividends and other appropriations
– ordinary shares	(4,463)							(4,463)		(4,463)
– to non-controlling interests	(163)												(163)
Purchase of own shares
– held in employee share ownership trusts		£ (139)							£ (139)		£ (139)
Non-controlling interests – acquisitions	(11)							(11)		(11)
Other movements	(6)							(6)		(6)
Balance at Dec. 31, 2018	65,688			614	26,606	(333)		38,557		65,444			244
Total comprehensive income for the year, net of tax	2,126					(3,190)		5,190		2,000			126
Profit for the year	5,849							5,704		5,704			145
Other comprehensive (expense)/income for the year	(3,723)					(3,190)		(514)		(3,704)			(19)
Other changes in equity
Cash flow hedges reclassified and reported in total assets			(32)			(32)	(32)					(32)
Employee share options
– value of employee services	115							115		115
– proceeds from new shares issued	3				3					3
Dividends and other appropriations
– ordinary shares	(3,476)							(3,476)		(3,476)
– to non-controlling interests	(148)												(148)
Purchase of own shares
– held in employee share ownership trusts		(117)							(117)		(117)
Other movements non-controlling interests	36												36
Other movements	(35)							(35)		(35)
Balance at Dec. 31, 2019	64,160			614	26,609	(3,555)		40,234		63,902			258
Total comprehensive income for the year, net of tax	3,622					(3,012)		6,486		3,474			148
Profit for the year	6,564							6,400		6,400			164
Other comprehensive (expense)/income for the year	(2,942)					(3,012)		86		(2,926)			(16)
Other changes in equity
Cash flow hedges reclassified and reported in total assets			£ (33)			(33)	£ (33)					£ (33)
Employee share options
– value of employee services	88							88		88
– proceeds from new shares issued	2				2					2
– treasury shares used for share option schemes					7			(7)
Dividends and other appropriations
– ordinary shares	(4,747)							(4,747)		(4,747)
– to non-controlling interests	(141)												(141)
Purchase of own shares
– held in employee share ownership trusts		£ (17)							£ (17)		£ (17)
Other movements non-controlling interests	17												17
Other movements	4							4		4
Balance at Dec. 31, 2020	£ 62,955			£ 614	£ 26,618	£ (6,600)		£ 42,041		£ 62,673			£ 282